Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Leases	Leases
As of June 30, 2022, the Company is lessor for five self-propelled jack-up vessels which are time-chartered for an agreed period of time, generally between 2 months-9 months. There is a lease component of the hire and a service component. The service component involves maintenance of the vessel in a good condition together with the deployment of the crew classified as revenue under ASC 606. The Company has elected to apply the practical expedient under ASC 842 related to the lessor ability to combine lease and non-lease components as the performance obligations in relation to both the service element and lease element are satisfied ratably over the period of the contract. Therefore, such revenue is recorded on a straight-line basis.
The following are the current Company contracts, as lessee, that fall under ASC 842:
The Company leases two combination office space and warehouse facilities located in Great Yarmouth, UK and Taiwan and a marine base in Middlesbrough, UK.
•Great Yarmouth, UK - 22,000 square feet, 15 year lease expiring in June 2027
•Taiwan - 2,500 square feet, 5 year lease expiring in February 2025
•Middlesbrough, UK - 135 acre site, 3 year lease expiring in March 2025
The following table summarizes other supplemental information about the Company’s operating leases:
Operating lease right-of-use assets and lease liabilities for charter-in lease terms not qualifying for any exceptions as of June 30, 2022 and December 31, 2021 (in thousands):

Description	Location in Balance Sheet	June 30, 2022	December 31, 2021
Assets:
Right of use assets	Other assets	$1,953	$1,257

Liabilities:
Current portion - operating leases	Accounts payable and accrued expenses	$676	$355
Non-current portion - operating leases	Other liabilities	$2,094	$1,825
Maturities of operating lease liabilities for charter-in contracts with initial noncancelable terms in excess of one year at June 30, 2022 are as follows (in thousands):

Year
2022*	$395
2023	799
2024	799
2025	484
2026	392
Thereafter	188
Total lease payments	$3,057
Less: Imputed interest **	(287)
Total present value of operating lease liabilities	$2,770
Less: Short-term portion	(676)
Long-term operating lease liabilities	$2,094

*For remaining six months ended December 31, 2022
**Based on incremental borrowing rate of 5%
The following table summarizes lease cost for the six months ended June 30, 2022 (in thousands):

Operating lease costs	$117
The following table summarizes other supplemental information about the Company’s operating leases as of June 30, 2022:

Weighted average discount rate	5.0%
Weighted average remaining lease term	4.1 years

Leases	Leases
As of June 30, 2022, the Company is lessor for five self-propelled jack-up vessels which are time-chartered for an agreed period of time, generally between 2 months-9 months. There is a lease component of the hire and a service component. The service component involves maintenance of the vessel in a good condition together with the deployment of the crew classified as revenue under ASC 606. The Company has elected to apply the practical expedient under ASC 842 related to the lessor ability to combine lease and non-lease components as the performance obligations in relation to both the service element and lease element are satisfied ratably over the period of the contract. Therefore, such revenue is recorded on a straight-line basis.
The following are the current Company contracts, as lessee, that fall under ASC 842:
The Company leases two combination office space and warehouse facilities located in Great Yarmouth, UK and Taiwan and a marine base in Middlesbrough, UK.
•Great Yarmouth, UK - 22,000 square feet, 15 year lease expiring in June 2027
•Taiwan - 2,500 square feet, 5 year lease expiring in February 2025
•Middlesbrough, UK - 135 acre site, 3 year lease expiring in March 2025
The following table summarizes other supplemental information about the Company’s operating leases:
Operating lease right-of-use assets and lease liabilities for charter-in lease terms not qualifying for any exceptions as of June 30, 2022 and December 31, 2021 (in thousands):

Description	Location in Balance Sheet	June 30, 2022	December 31, 2021
Assets:
Right of use assets	Other assets	$1,953	$1,257

Liabilities:
Current portion - operating leases	Accounts payable and accrued expenses	$676	$355
Non-current portion - operating leases	Other liabilities	$2,094	$1,825
Maturities of operating lease liabilities for charter-in contracts with initial noncancelable terms in excess of one year at June 30, 2022 are as follows (in thousands):

Year
2022*	$395
2023	799
2024	799
2025	484
2026	392
Thereafter	188
Total lease payments	$3,057
Less: Imputed interest **	(287)
Total present value of operating lease liabilities	$2,770
Less: Short-term portion	(676)
Long-term operating lease liabilities	$2,094

*For remaining six months ended December 31, 2022
**Based on incremental borrowing rate of 5%
The following table summarizes lease cost for the six months ended June 30, 2022 (in thousands):

Operating lease costs	$117
The following table summarizes other supplemental information about the Company’s operating leases as of June 30, 2022:

Weighted average discount rate	5.0%
Weighted average remaining lease term	4.1 years